UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

Annual Report of Proxy Voting Record of

Registered Management Investment Company

Investment Company Act File Number: 811-22448

American Funds Tax-Exempt Fund of New York

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: July 1, 2016 - June 30, 2017

Steven I. Koszalka

American Funds Tax-Exempt Fund of New York

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Item 1 : Proxy Voting Record Fund Name : American Funds Tax-Exempt Fund of New York Reporting Period : July 01, 2016 - June 30, 2017

Commonwealth of Puerto Rico
	Ticker	Security ID:	Meeting Date		Meeting Status
	N/A	CUSIP 745181N52	03/30/2017		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Bondholder Proposal	Mgmt	N/A	Against	N/A

Commonwealth of Puerto Rico
	Ticker	Security ID:	Meeting Date		Meeting Status
	N/A	CUSIP 745190ZS0	03/30/2017		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Bondholder Proposal	Mgmt	N/A	Against	N/A

Commonwealth of Puerto Rico
	Ticker	Security ID:	Meeting Date		Meeting Status
	N/A	CUSIP 745272FM1	03/30/2017		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Bondholder Proposal	Mgmt	N/A	Against	N/A

Commonwealth of Puerto Rico
	Ticker	Security ID:	Meeting Date		Meeting Status
	N/A	CUSIP 914811PH1	03/30/2017		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Bondholder Proposal	Mgmt	N/A	Against	N/A

Commonwealth of Puerto Rico
	Ticker	Security ID:	Meeting Date		Meeting Status
	N/A	CUSIP 74527EFA1	12/14/2016		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Bondholder Proposal	Mgmt	N/A	Against	N/A

Commonwealth of Puerto Rico
	Ticker	Security ID:	Meeting Date		Meeting Status
	N/A	CUSIP 7451902B3	12/14/2016		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Bondholder Proposal	Mgmt	N/A	Against	N/A

Commonwealth of Puerto Rico
	Ticker	Security ID:	Meeting Date		Meeting Status
	N/A	CUSIP 745272FP4	12/14/2016		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Bondholder Proposal	Mgmt	N/A	Against	N/A

Commonwealth of Puerto Rico
	Ticker	Security ID:	Meeting Date		Meeting Status
	N/A	CUSIP 745272FX7	12/14/2016		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Bondholder Proposal	Mgmt	N/A	Against	N/A

Commonwealth of Puerto Rico
	Ticker	Security ID:	Meeting Date		Meeting Status
	N/A	CUSIP 745272GG3	12/14/2016		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Bondholder Proposal	Mgmt	N/A	Against	N/A

Commonwealth of Puerto Rico
	Ticker	Security ID:	Meeting Date		Meeting Status
	N/A	CUSIP 914811NJ9	12/14/2016		Voted
	Meeting Type	Country of Trade
	Special	United States
	Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
	1	Bondholder Proposal	Mgmt	N/A	Against	N/A

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK

(Registrant)

By /s/ Jerome H. Solomon
Jerome H. Solomon, President and Principal Executive Officer

Date: August 28, 2017